OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Other Long-term Liabilities
Lease obligation	[1]	$ 1,883	$ 116
Vehicles		69	110
Current portion of other long-term liabilities		(449)	(134)
Other long-term liabilities		$ 1,503	$ 92

[1]	Lease Obligation